Financial instruments	3 Months Ended
Mar. 31, 2022
Financial instruments
Financial instruments

7. Financial instruments

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy.

	Carrying amount					Fair Value
			Assets at	Liabilities	Total				Total
	FVTPL	FVOCI	amortized	at amortized	carrying				fair
3/31/2022			cost	cost	amount	Level 1	Level 2	Level 3	value

Total assets	13,884	3	14,801	--	28,688

Current assets	13,652	--	14,801	--	28,453

Cash and cash equivalents	--	--	7,396	--	7,396

Other financial assets	13,652	--	2,390	--	16,042	10,257	3,395	--	13,652
Derivative financial instruments	3,395	--	--	--	3,395	--	3,395	--	3,395
Bond funds	10,257	--	--	--	10,257	10,257	--	--	10,257
Restricted cash	--	--	2,390	--	2,390	--	--	--	--

Trade receivables, net	--	--	5,015	--	5,015

Non-current assets	232	3	--	--	235

Other financial assets	232	3	--	--	235	3	232	--	235
Derivative financial instruments	232	--	--	--	232	--	232	--	232
Equity securities	--	3	--	--	3	3	--	--	3

Total liabilities	--	--	--	27,522	30,401

Current liabilities	--	--	--	17,541	18,224

Trade payables	--	--	--	3,026	3,026

Other financial liabilities	--	--	--	14,515	15,198	--	--	15,073	15,073
Current portion of long-term debt	--	--	--	14,515	14,515	--	--	15,073	15,073
Lease liability	--	--	--	--	683	--	--	--	n/a

Non-current liabilities	--	--	--	9,981	12,177

Other financial liabilities	--	--	--	9,981	12,177	--	--	12,307	12,307
Long-term debt	--	--	--	9,981	9,981	--	--	12,307	12,307
Lease liability	--	--	--	--	2,180	--	--	--	n/a
Security deposit	--	--	--	--	16	--	--	--	n/a

	Carrying amount					Fair Value
			Assets at	Liabilities	Total
	FVTPL	FVOCI	amortized	at amortized	carrying
12/31/2021			cost	cost	amount	Level 1	Level 2	Level 3	Total

Total assets	13,525	4	18,131	--	31,660

Current assets	13,525	--	18,131	--	31,656

Cash and cash equivalents	--	--	7,027	--	7,027

Other financial assets	13,525	--	4,997	--	18,522	10,699	2,826	--	13,525
Bond funds	10,699	--	--	--	10,699	10,699	--	--	10,699
Term deposit	--	--	2,655	--	2,655	--	--	--	--
Restricted cash	--	--	2,342	--	2,342	--	--	--	--
Derivative financial instruments	2,826	--	--	--	2,826	--	2,826	--	2,826

Trade receivables, net	--	--	6,107	--	6,107

Non-current assets	--	4	--	--	4

Other financial assets	--	4	--	--	4	4	--	--	4
Equity securities	--	4	--	--	4	4	--	--	4

Total liabilities	516	--	--	26,672	30,414

Current liabilities	--	--	--	16,879	17,476

Trade payables	--	--	--	2,594	2,594

Other financial liabilities	--	--	--	14,285	14,882	--	--	15,362	15,362
Current portion of long-term debt	--	--	--	14,285	14,285	--	--	15,362	15,362
Lease liability	--	--	--	--	597	--	--	--	n/a

Non-current liabilities	516	--	--	9,793	12,938

Other financial liabilities	516	--	--	9,793	12,938	--	516	13,826	14,342
Derivative financial instruments	516	--	--	--	516	--	516	--	516
Long-term debt	--	--	--	9,793	9,793	--	--	13,826	13,826
Lease liability	--	--	--	--	2,613	--	--	--	n/a
Security deposit	--	--	--	--	16	--	--	--	n/a

The valuation techniques used to determine the fair value of financial instruments include the use of quoted market prices or dealer quotes for similar instruments as well as discounted cash flow analysis.

The fair value of the Company’s investments in the bond funds was determined based on the quoted unit prices received by the fund management company.

The fair value of equity securities is determined by multiplying their share price and the number of shares held.

The fair values of the derivative financial instruments that are not traded in an active market are determined using valuation techniques which maximize the use of observable market data and rely as little as possible on entity-specific estimates. The fair values have been determined based on share prices and the relevant discount rates.

The fair value of long-term debt was determined using discounted cash flow models based on the relevant forward interest rate yield curves, considering the credit risk of voxeljet.

Due to their short maturity and the current low level of interest rates, the carrying amounts of cash and cash equivalents, restricted cash, trade receivables, trade payables, term deposit, credit lines and bank overdrafts approximate their fair values.

The Group’s policy is to recognize transfers into and transfers out of fair value hierarchy levels as at the end of each quarter. As of March 31, 2022, there were no transfers of financial instruments measured at fair value between level 1, level 2 and level 3.

As of March 31, 2022, the Company was in compliance with all covenants related to the loan granted by the EIB.